Organization and Business Operation (Details) - USD ($)					1 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 16, 2023	Mar. 21, 2023	Jun. 21, 2022	Jun. 21, 2022	Jun. 16, 2023	Jun. 21, 2021	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Oct. 26, 2023	Jul. 20, 2023	Jun. 20, 2023	Mar. 17, 2023
Organization and Business Operation [Line Items]
Redeemable warrant description								Each Public Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Public Shares”), and one redeemable warrant (the “Warrants”) and one right (the “Rights”) to receive one-tenth (1/10) of one share of Class A common stock (the “Class A Common Stock”). Each Warrant entitles the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $97,750,000.
Sale of units (in Shares)								478,875
Generating gross proceeds							$ 4,988,750		$ 4,988,750
Representative shares (in Shares)								60,000
Transaction costs								$ 5,966,117	5,966,117
Underwriting fees								5,376,250	5,376,250
Other offering cost								517,692
Fair value								72,175
Cash								$ 110,855	$ 546,632
Percentage of fair market value								80.00%	80.00%
Trust account for deposit amount		$ 977,500						$ 977,500	$ 977,500
Deposit into the trust account per share (in Dollars per share)								$ 0.1
Stock per share (in Dollars per share)		$ 0.1						$ 10	$ 0.25
Conversion payments description								The number of Private Units to be received by the holder of the Note in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the holder, by (y) $10.00. $600,000 of the Extension Payment was deposited by the Company’s Sponsor and $377,500 was deposited by the Company from its working capital account in lieu of the Sponsor, pursuant to a non-interest bearing, short-term loan provided by the Company to the Sponsor (the “Short-Term Loan”) to the Company, which provides for repayment on or before March 31, 2023.
Public shares	$ 100,000
Trust account per share (in Dollars per share)	$ 0.04								0.1
Common stock redemption (in Shares)								4,791,507
Extension payment											$ 100,000
Outstanding principal amount payable (in Dollars per share)									$ 0.25
Tangible assets								$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses								$ 50,000	$ 50,000
Business combination redemption percentage								100.00%	100.00%
Public share (in Dollars per share)								$ 10.15	$ 10.15
Working capital deficit								$ 1,526,274
Stockholders holding percentage								65.00%	65.00%
Representative shares (in Shares)									60,000
Other offering costs									$ 517,692
Fair value									72,175
Trust Account stockholders		$ 977,500
Unsecured promissory note									$ 100,000
Outstanding principal per share (in Dollars per share)									$ 10
Redemption share (in Shares)								4,791,507	4,791,507
Cash									$ 546,632
Working capital									$ 170,176
IPO [Member]
Organization and Business Operation [Line Items]
Consummated units (in Shares)			9,775,000
Additional units (in Shares)								1,275,000
Cash								$ 1,029,523
Closing initial public offering								$ 99,216,250
Public units price per share (in Dollars per share)								$ 10.15	$ 10.15
Stock per share (in Dollars per share)			$ 10	$ 10					10
Outstanding principal amount payable (in Dollars per share)									$ 9.76
Price per share (in Dollars per share)			$ 10	$ 10
Sale of units (in Shares)						9,775,000
Sponsor shares (in Shares)									20,000
Cash									$ 1,029,523
Public unit (in Shares)				9,775,000				9,775,000	99,216,250
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Additional units (in Shares)			1,275,000	1,275,000
Additional units (in Shares)						1,275,000
Private Placement [Member]
Organization and Business Operation [Line Items]
Sale of units (in Shares)								498,875
Purchase price per share (in Dollars per share)								$ 10	$ 10
Generating gross proceeds								$ 4,988,750
Common stock, description								Each Private Placement Unit consists of one share of Class A common stock (the “Private Shares”), one Warrant, and one Right.	Each Private Placement Unit consists of one share of Class A common stock (the “Private Shares”), one Warrant, and one Right.
Initial business combination per share (in Dollars per share)								$ 10	$ 10
Stock per share (in Dollars per share)								10	10
Outstanding principal amount payable (in Dollars per share)								9.76	$ 9.76
Price per share (in Dollars per share)								10
Sale of units (in Shares)									498,875
Gross proceeds									$ 4,988,750
Common Class A [Member]
Organization and Business Operation [Line Items]
Redeemable warrant description									Each Public Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Public Shares”), and one redeemable warrant (the “Warrant”) and one right (the “Right”) to receive one-tenth (1/10) of one share of Class A common stock (the “Class A Common Stock”). Each Warrant entitles the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $97,750,000.
Stock per share (in Dollars per share)		$ 0.1
Price per share (in Dollars per share)			$ 11.5	$ 11.5
Trust Account stockholders		$ 977,500
Redemption share (in Shares)									4,791,507
Common Class A [Member] | IPO [Member]
Organization and Business Operation [Line Items]
Stock per share (in Dollars per share)									$ 10
Price per share (in Dollars per share)								$ 10
Subsequent Event [Member]
Organization and Business Operation [Line Items]
Stock per share (in Dollars per share)									$ 10				$ 0.1
Unsecured promissory note										$ 100,000
Sale of units (in Shares)									4,791,507
Monthly Extension Payment [Member]
Organization and Business Operation [Line Items]
Deposited into the trust account								$ 100,000
Deposits carrying value											100,000
Monthly Extension Payment [Member] | Subsequent Event [Member]
Organization and Business Operation [Line Items]
Unsecured promissory note										$ 100,000
Forecast [Member]
Organization and Business Operation [Line Items]
Public shares value					$ 100,000
Public par share (in Dollars per share)					$ 0.04
Deposited											100,000	$ 100,000
US Tiger [Member]
Organization and Business Operation [Line Items]
Sponsor shares (in Shares)								20,000
Sponsor shares (in Shares)									20,000
Business Combination [Member]
Organization and Business Operation [Line Items]
Outstanding voting securities percentage								50.00%	50.00%
Business combination redemption percentage								100.00%
Stock per share (in Dollars per share)		$ 0.1
Tangible assets								$ 5,000,001	$ 5,000,001
Business combination redemption percentage									100.00%
Repayment of loan								$ 3,000,000
Price per share (in Dollars per share)								$ 10
Business Combination [Member] | IPO [Member]
Organization and Business Operation [Line Items]
Business combination redemption percentage								100.00%
Business combination redemption percentage									100.00%
Business Combination [Member]
Organization and Business Operation [Line Items]
Repayment of loan									$ 3,000,000
Price per share (in Dollars per share)									$ 10
Private Placement [Member]
Organization and Business Operation [Line Items]
Sale of units (in Shares)								478,875
US Tiger [Member]
Organization and Business Operation [Line Items]
Sponsor shares (in Shares)								20,000
Representative shares (in Shares)								60,000
Representative shares (in Shares)									60,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Unsecured promissory note								$ 100,000
Outstanding principal amount payable (in Dollars per share)								$ 10
Additional units (in Shares)									478,875
Outstanding principal per share (in Dollars per share)									$ 10
Charter Amendment [Member] | Forecast [Member]
Organization and Business Operation [Line Items]
Public shares value					$ 100,000
Public par share (in Dollars per share)					$ 0.04
July Monthly Extension Payment [Member]
Organization and Business Operation [Line Items]
Unsecured promissory note									$ 100,000
July Monthly Extension Payment [Member] | Forecast [Member]
Organization and Business Operation [Line Items]
Deposited											$ 100,000	$ 100,000